Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Debt.
Schedule of amounts shown in the condensed consolidated balance sheets are analyzed

	June 30,	December 31,
Debt instruments	2024	2023
Long-term debt and other financial liabilities	344,975	420,642
Total	$344,975	$420,642
Less deferred financing fees	(2,462)	(1,058)
Total debt, net of deferred finance costs	$342,513	$419,584
Less current portion, net of deferred financing fees	$(43,612)	$(419,584)
Long-term debt and other financial liabilities, net of current portion and deferred financing fees	$298,901	$—

Schedule of annual principal payments

Year ending June 30,	Amount
2025	$44,167
2026	44,167
2027	44,167
2028	44,167
Thereafter	168,307
Total long-term debt and other financial liabilities	$344,975